UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06414

Name of Fund: BlackRock MuniYield Fund, Inc. (MYD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniYield Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock MuniYield Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 1.3%	County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	$5,250	$3,099,180
	Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.63%, 8/01/25 (a)(b)	2,200	1,048,828
	Tuscaloosa Special Care Facilities Financing Authority, RB, Capstone Village, Series A, 5.88%, 8/01/36 (a)(b)	6,425	2,737,628

			6,885,636

Arizona - 11.6%	Arizona State Transportation Board, RB, Sub-Series A, 5.00%, 7/01/21	5,825	6,263,855
	Arizona State Transportation Board, RB, Sub-Series A, 5.00%, 7/01/22	7,030	7,476,194
	Arizona State Transportation Board, RB, Sub-Series A, 5.00%, 7/01/23	5,240	5,532,654
	Maricopa County IDA, Arizona, RB, Arizona Charter Schools Project 1, Series A, 6.75%, 7/01/29	3,300	2,210,472
	Maricopa County IDA, Arizona, Refunding RB (GNMA) Collateral, Series A-1, 6.00%, 10/20/31	5,000	5,158,850
	Maricopa County IDA, Arizona, Refunding RB (GNMA) Collateral, Series A-1, 6.05%, 10/20/36	5,000	5,008,150
	Phoenix IDA, Arizona, RB, America West Airlines Inc. Project, AMT, 6.25%, 6/01/19	3,000	1,950,030
	Phoenix IDA, Arizona, Refunding RB, America West Airlines Inc., AMT, 6.30%, 4/01/23	5,090	3,053,949
	Pima County IDA, RB, Industrial Development, Tucson Electric Power, Series A, 6.38%, 9/01/29	3,000	2,902,950
	Pima County IDA, RB, Charter Schools, II, Series A, 6.75%, 7/01/11 (c)	565	628,348
	Pima County IDA, RB, Charter Schools, II, Series A, 6.75%, 7/01/31	765	572,710
	Salt Verde Financial Corporation, RB, Senior, 5.00%, 12/01/32	10,020	7,884,738
	Salt Verde Financial Corporation, RB, Senior, 5.00%, 12/01/37	7,900	6,010,478

Portfolio Abbreviations

The simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ARB	Airport Revenue Bonds
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bonds
MBIA	Municipal Bond Investors Assurance
(National Public Finance Guaranty Corp.)
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
S/F	Single-Family
SO	Special Obligation
TAN	Tax Anticipation Notes

BlackRock MuniYield Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Vistancia Community Facilities District, Arizona, GO, 5.50%, 7/15/20	$3,000	$2,769,570
	Vistancia Community Facilities District, Arizona, GO, 5.75%, 7/15/24	2,125	1,937,936
	Yavapai County IDA, Arizona, RB, Yavapai Regional Medical Center, Series A, 6.00%, 8/01/33	3,900	3,624,504

			62,985,388

California - 10.1%	California Health Facilities Financing Authority, California, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/34	3,155	3,067,449
	California State Public Works Board, RB, Department Corrections, Series C, 5.00%, 6/01/25	2,000	1,848,420
	California State Public Works Board, RB, Department Mental Health, Coalinga, Series A, 5.13%, 6/01/29	4,500	3,970,485
	Golden State Tobacco Securitization Corporation, California, RB, Asset Backed, Senior, Series A-1, 5.13%, 6/01/47	2,090	1,125,360
	Golden State Tobacco Securitization Corporation, California, RB, Series A-3, 7.88%, 6/01/13 (c)	5,500	6,743,990
	Golden State Tobacco Securitization Corporation, California, RB, Series A-4, 7.80%, 6/01/13 (c)	7,500	9,176,550
	State of California, GO (AMBAC), 5.00%, 4/01/31	10	9,407
	State of California, GO, Various Purpose, 5.25%, 11/01/25	5,000	5,053,400
	State of California, GO, Various Purpose, 5.00%, 6/01/32	9,335	8,697,139
	State of California, GO, Various Purpose, 6.50%, 4/01/33	14,075	15,216,764

			54,908,964

Colorado - 6.7%	City & County of Denver Colorado, RB (AMBAC), AMT, 7.75%, 11/15/13	6,195	6,673,750
	Colorado Health Facilities Authority, RB, Series C (FSA), 5.25%, 3/01/40	5,000	4,882,950
	Colorado Housing & Finance Authority, Colorado, RB, Single Family Program, Senior, D-2, AMT, 6.90%, 4/01/29	210	224,255
	Colorado Educational & Cultural Facilities Authority, Colorado, RB, University Denver Project, Series B (FGIC), 5.25%, 3/01/16 (c)	3,245	3,845,585
	Elk Valley Public Improvement, RB, Public Improvement Fee, Series A, 7.10%, 9/01/14	1,105	1,094,458
	Elk Valley Public Improvement, RB, Public Improvement Fee, Series A, 7.35%, 9/01/31	5,065	4,089,684
	Platte River Power Authority, Colorado, RB, Series HH, 5.00%, 6/01/26	2,500	2,657,550
	Platte River Power Authority, Colorado, RB, Series HH, 5.00%, 6/01/27	1,130	1,191,890
	Plaza Metropolitan District No. 1, Colorado, TAN, Public Improvement Fee, Tax Increment, 8.00%, 12/01/25	6,850	5,963,816
	Plaza Metropolitan District No. 1, Colorado, TAN, Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	1,885	1,477,576

BlackRock MuniYield Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	University of Colorado, RB, Series A, 5.25%, 6/01/30	$2,250	$2,337,413
	University of Colorado, RB, Series A, 5.38%, 6/01/32	1,250	1,295,800
	University of Colorado, RB, Series A, 5.38%, 6/01/38	830	851,937

			36,586,664

Connecticut - 0.0%	Connecticut State Development Authority, RB, AFCO Cargo BDL, LLC Project, AMT, 7.35%, 4/01/10	125	123,699

Florida - 5.8%	City of Clearwater Florida, RB, Series A, 5.25%, 12/01/39	3,435	3,354,758
	County of Broward Florida, RB, Series A, 5.25%, 10/01/34	2,155	2,175,925
	County of Lee Florida, RB (AMBAC), 5.00%, 10/01/22	4,705	4,706,788
	County of Miami-Dade Florida, RB, Miami International Airport, Series A (AGC), AMT, 5.25%, 10/01/38	5,150	4,493,375
	Greater Orlando Aviation Authority, Florida, RB, Special Purpose, JetBlue Airways Corporation, AMT, 6.50%, 11/15/36	2,500	1,605,450
	Hillsborough County IDA, RB, National Gypsum, Series A, AMT, 7.13%, 4/01/30	11,500	6,447,705
	Hillsborough County IDA, RB, National Gypsum, Series B, AMT, 7.13%, 4/01/30	5,000	2,803,350
	Midtown Miami Community Development District, Special Assessment, Series B, 6.50%, 5/01/37	5,330	3,716,396
	Santa Rosa Bay Bridge Authority, RB, 6.25%, 7/01/28	4,620	2,494,199

			31,797,946

Guam - 1.2%	Territory of Guam, GO, Series A, 5.75%, 11/15/14	1,000	992,990
	Territory of Guam, GO, Series A, 6.00%, 11/15/19	1,270	1,245,362
	Territory of Guam, GO, Series A, 6.75%, 11/15/29	2,225	2,224,199
	Territory of Guam, GO, Series A, 7.00%, 11/15/39	2,300	2,291,053

			6,753,604

Idaho - 1.7%	Idaho Housing & Finance Association, RB, S/F Mortgage, Senior, Series C-2, AMT, 7.15%, 7/01/23	25	25,036
	Power County Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 8/01/32	10,000	9,211,300

			9,236,336

Illinois - 1.5%	Illinois Finance Authority, RB, Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	1,750	1,167,075
	Illinois Finance Authority, RB, Landing at Plymouth Place Project, Series A, 6.00%, 5/15/37	2,155	1,538,368
	Illinois Finance Authority, RB, Monarch Landing Inc. Facilities, Series A, 7.00%, 12/01/37	1,445	817,913
	Metropolitan Pier & Exposition Authority, Illinois, RB, McCormick Place Expansion, Series A (MBIA), 5.50%, 6/15/23	4,000	4,180,800
	Village of Bolingbrook Illinois, Special Tax, Forest City Project, 5.90%, 3/01/27	1,000	699,700

			8,403,856

Indiana - 0.4%	Indiana Municipal Power Agency, Indiana, RB, Indiana Muni Power Agency Series B, 6.00%, 1/01/39	2,230	2,315,966

BlackRock MuniYield Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Kansas - 1.6%	City of Lenexa Kansas, RB, Lakeview Village Inc., Series C, 6.88%, 5/15/12 (c)	$1,250	$1,455,487
	Kansas Development Finance Authority, RB, Adventist Health, 5.75%, 11/15/38	7,100	7,115,691

			8,571,178

Kentucky - 0.7%	Kentucky Economic Development Finance Authority, Kentucky, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	800	821,984
	Kentucky Economic Development Finance Authority, Kentucky, RB, Norton Healthcare, Series A, 6.63%, 10/01/10 (c)	2,350	2,528,153
	Kentucky Economic Development Finance Authority, Kentucky, RB, Norton Healthcare, Series A, 6.63%, 10/01/28	650	654,140

			4,004,277

Louisiana - 6.8%	Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	9,000	7,486,020
	Louisiana Public Facilities Authority, RB, Franciscan Missionaries, Series A, 5.25%, 8/15/36	2,795	2,343,468
	Louisiana State Citizens Property Insurance Corp., RB, Series B (AMBAC), 5.00%, 6/01/20	10,000	9,259,800
	Parish of East Baton Rouge Louisiana, RB, Series A, 5.25%, 2/01/39	1,610	1,599,728
	Port Lake Charles Louisiana, Refunding RB, Continental Grain Co. Project, 6.50%, 1/01/17	19,000	16,346,840

			37,035,856

Maryland - 2.6%	County of Prince George’s Maryland, SO, National Harbor Project, Remarketed, 5.20%, 7/01/34	1,500	1,052,940
	Maryland Community Development Administration, RB, Residential, Series A, AMT, 4.65%, 9/01/32	2,580	2,245,838
	Maryland Health & Higher Educational Facilities Authority, RB, Peninsula Regional Medical Center, 5.00%, 7/01/36	3,500	3,316,600
	Maryland Health & Higher Educational Facilities Authority, RB, University Maryland Medical System, 6.00%, 7/01/12 (c)	4,000	4,548,640
	Maryland Industrial Development Financing Authority, RB, Our Lady of Good Counsel School, Series A, 6.00%, 5/01/35	500	370,105
	Maryland State Energy Financing Administration, IDRB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	3,000	2,691,330

			14,225,453

Massachusetts - 2.9%	Commonwealth of Massachusetts, RB (FGIC), 5.25%, 1/01/14 (c)	10,000	11,330,900
	Massachusetts Development Finance Agency, RB, Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	3,500	2,825,760

BlackRock MuniYield Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Massachusetts Development Finance Agency, RB, Western New England, Series A (AGC), 5.00%, 9/01/33	$1,500	$1,452,990

			15,609,650

Michigan - 2.8%	City of Detroit Michigan, RB, Senior Lien, Series B, Remarketed (FSA), 7.50%, 7/01/33	1,835	2,124,710
	Macomb County Hospital Finance Authority, Michigan, RB, Mount Clemens General Hospital, Series B, 5.88%, 11/15/13 (c)	3,015	3,548,504
	Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.00%, 9/01/29	2,000	2,257,400
	Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.25%, 9/01/39	6,365	7,180,166

			15,110,780

Minnesota - 0.6%	City of Eden Prairie Minnesota, RB, Rolling Hills Project, Series A (GNMA), 6.00%, 8/20/21	420	450,820
	City of Eden Prairie Minnesota, RB, Rolling Hills Project, Series A (GNMA), 6.20%, 2/20/43	2,000	2,121,080
	City of Minneapolis Minnesota, RB, Housing, Gaar Scott Loft Project, AMT, 5.95%, 5/01/30	905	918,249

			3,490,149

Mississippi - 0.1%	University of Southern Mississippi, RB, Campus Facilities Improvement Project, 5.38%, 9/01/36	280	288,000

Missouri - 3.0%	Missouri State Highways & Transit Commission, Missouri, RB, First Lien, Series A, 5.00%, 5/01/21	15,000	16,407,450

Nebraska - 0.3%	City of Lincoln Nebraska, RB, 4.25%, 6/15/24	815	826,858
	City of Lincoln Nebraska, RB, 4.25%, 6/15/25	905	915,516

			1,742,374

New Hampshire - 0.6%	New Hampshire Health & Education Facilities Authority, RB, Elliot Hospital, Series B, 5.60%, 10/01/22	3,425	3,424,692

New Jersey - 16.7%	New Jersey EDA, RB, Cigarette Tax, 5.50%, 6/15/24	11,435	9,779,441
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.25%, 9/15/19	3,905	3,009,232
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	14,000	9,588,600
	New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A, 5.75%, 1/01/25	710	586,794
	New Jersey EDA, RB, First Mortgage, Lions Gate Project, Series A, 5.88%, 1/01/37	230	170,888
	New Jersey EDA, RB, First Mortgage, Presbyterian, Series A, 6.38%, 11/01/31	3,000	2,287,380
	New Jersey EDA, RB, Motor Vehicle Surcharge Revenue, Series A (MBIA), 5.00%, 7/01/29	20,000	19,555,200
	New Jersey EDA, RB, School Facilities Construction, Series O, 5.25%, 3/01/23	8,825	9,187,972

BlackRock MuniYield Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.00%, 7/01/13 (a)(b)	$1,335	$34,176
	New Jersey Health Care Facilities Financing Authority, RB, Pascack Valley Hospital Association, 6.63%, 7/01/36 (a)(b)	1,835	46,976
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, CAB, Transportation System, Series C (AMBAC), 5.05%, 12/15/35 (d)	13,110	2,259,115
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A, 5.50%, 12/15/21	3,975	4,334,141
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A, 5.50%, 12/15/22	6,600	7,141,266
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series D, 5.00%, 6/15/20	9,410	9,760,052
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series D (FSA), 5.00%, 6/15/19	5,425	5,801,332
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series D (FSA), 5.00%, 6/15/20	7,000	7,420,700

			90,963,265

New York - 9.2%	City of New York New York, GO, Series A (MBIA), 6.38%, 5/15/14	1,020	1,069,990
	City of New York New York, GO, Series A (MBIA), 6.38%, 5/15/15	95	99,656
	City of New York New York, GO, Series O, 5.00%, 6/01/33	2,500	2,499,475
	Dutchess County Industrial Development Agency, New York, Refunding RB, Saint Francis Hospital, Series A, 7.50%, 3/01/29	2,200	2,052,908
	Metropolitan Transportation Authority, RB, Series B, 5.00%, 11/15/34	4,910	4,818,379
	New York City Industrial Development Agency, RB, British Airways Plc Project, AMT, 7.63%, 12/01/32	1,250	963,450
	New York City Industrial Development Agency, RB, Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/22	2,000	1,864,700
	New York City Industrial Development Agency, RB, Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/23	2,175	1,997,063
	New York City Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 4.50%, 1/15/38	1,970	1,763,623
	New York State Dormitory Authority, RB, Education, Series F, 5.00%, 3/15/35	5,000	5,002,150
	New York State Dormitory Authority, RB, Mount Sinai Health, Series A, 6.75%, 7/01/20	1,855	1,903,712

BlackRock MuniYield Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Tobacco Settlement Financing Corp., New York, RB, Series B-1C, 5.50%, 6/01/21	$9,400	$9,750,714
	Triborough Bridge & Tunnel Authority, New York, RB, Subordinate Bonds, 5.25%, 11/15/30	10,000	10,175,700
	Westchester County Industrial Development Agency, New York, RB, Mortgage, Kendal On Hudson Project, Series A, 6.50%, 1/01/13 (c)	2,895	3,367,927
	Westchester County Industrial Development Agency, New York, RB, Mortgage, Kendal On Hudson Project, Series A, 6.38%, 1/01/24	3,450	2,822,204

			50,151,651

North Carolina - 2.0%	North Carolina Eastern Municipal Power Agency, North Carolina, RB, Series D, 6.75%, 1/01/26	4,750	4,825,952
	North Carolina HFA, North Carolina, RB, Home Ownership, Series 8, Series A, AMT, 6.20%, 7/01/16	145	145,799
	North Carolina Housing Finance Agency, North Carolina, RB, Single Family, Series II (FHA), 6.20%, 3/01/16	525	526,039
	North Carolina Medical Care Commission, North Carolina, RB, First Mortgage, Arbor Acres Community Project, 6.38%, 3/01/12 (c)	1,000	1,135,700
	North Carolina Medical Care Commission, North Carolina, RB, First Mortgage, Presbyterian Homes, 5.40%, 10/01/27	5,000	4,130,500

			10,763,990

Ohio - 2.7%	Buckeye Tobacco Settlement Financing Authority, RB, Asset Backed, Senior, Turbo, Series A-2, 6.50%, 6/01/47	7,460	4,744,635
	County of Hamilton Ohio, RB, Improvement, Metropolitan Sewer District, Series B (MBIA), 5.00%, 12/01/28	5,065	5,169,339
	County of Lucas Ohio, RB, Refunding & Improvement, Sunset Retirement, Series A, 6.63%, 8/15/30	2,175	2,090,414
	Port of Greater Cincinnati Development Authority, Special Assessment, Coop Public Parking Infrastructure Project, 6.30%, 2/15/24	825	651,338
	Toledo-Lucas County Port Authority, RB, Saint Mary Woods Project, Series A, 6.00%, 5/15/24	750	569,888
	Toledo-Lucas County Port Authority, RB, Saint Mary Woods Project, Series A, 6.00%, 5/15/34	2,250	1,569,218

			14,794,832

Oregon - 0.6%	Portland Housing Authority, RB, Housing, Pine Square & University Place, Series A, 5.88%, 1/01/22	1,610	1,308,689
	State of Oregon, GO, Veterans Welfare, Series 80A, 5.70%, 10/01/32	2,170	2,192,438

			3,501,127

BlackRock MuniYield Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Pennsylvania - 7.2%	Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series A, Remarketed, AMT, 6.25%, 11/01/27	$5,270	$2,956,259
	Pennsylvania HFA, RB, Series 97A, AMT, 4.60%, 10/01/27	2,450	2,188,169
	Pennsylvania Higher Educational Facilities Authority, RB, Allegheny Delaware Valley Obligation, Series C (MBIA), 5.88%, 11/15/16	15,370	13,706,966
	Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	13,905	13,432,647
	Philadelphia Authority for Industrial Development, RB, Commercial Development, Remarketed, AMT, 7.75%, 12/01/17	1,265	1,090,329
	Sayre Health Care Facilities Authority, RB, Guthrie Health Issue, Series B, 7.13%, 12/01/11 (c)	5,000	6,070,600

			39,444,970

Puerto Rico - 2.4%	Puerto Rico Electric Power Authority, Refunding RB, Series UU (FSA), 5.00%, 7/01/23	2,425	2,465,328
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	10,120	10,597,158

			13,062,486

Rhode Island - 1.0%	Central Falls Detention Facility Corp., Rhode Island, Refunding RB, 7.25%, 7/15/35	4,240	2,947,648
	City of Woonsocket Rhode Island, GO (MBIA), 6.00%, 10/01/17	1,225	1,270,546
	City of Woonsocket Rhode Island, GO (MBIA), 6.00%, 10/01/18	1,195	1,235,773

			5,453,967

South Dakota - 0.8%	South Dakota Health & Educational Facilities Authority, South Dakota, RB, Sanford Health, 5.00%, 11/01/40	5,210	4,557,291

Tennessee - 0.6%	Hardeman County Correctional Facilities Corp., Tennessee, RB, 7.75%, 8/01/17	3,505	3,228,070

Texas - 15.0%	Alliance Airport Authority, Texas, Refunding RB, American Airlines Inc. Project, AMT, 5.75%, 12/01/29	3,500	1,225,910
	Austin Texas Convention Enterprises Inc., Texas, RB, First Tier, Series A, 6.70%, 1/01/11 (c)	5,000	5,424,350
	Bexar County Housing Finance Corp., RB, Waters at Northern Hills Apartments, Series A (MBIA), 5.80%, 8/01/21	1,300	919,022
	Bexar County Housing Finance Corp., RB, Waters at Northern Hills Apartments, Series A (MBIA), 6.00%, 8/01/31	2,460	1,553,121
	Bexar County Housing Finance Corp., RB, Waters at Northern Hills Apartments, Series A (MBIA), 6.05%, 8/01/36	1,000	613,580

BlackRock MuniYield Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	$7,600	$5,891,748
	City of Houston Texas, RB, Special Facilities, Continental, Series E, AMT, 7.38%, 7/01/22	3,500	2,866,430
	City of Houston Texas, RB, Special Facilities, Continental, Series E, AMT, 7.00%, 7/01/29	3,000	2,252,220
	Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, American Airlines Inc, AMT, 5.50%, 11/01/30	12,500	4,378,500
	Gregg County Health Facilities Development Corp., Texas, RB, Good Shepherd Medical Center Project (Radian), 6.38%, 10/01/10 (c)	2,000	2,136,080
	Gregg County Health Facilities Development Corp., Texas, RB, Good Shepherd Medical Center Project (Radian), 6.88%, 10/01/10 (c)	3,000	3,221,220
	Guadalupe-Blanco River Authority, RB, E.I. du Pont de Nemours & Company Project, AMT, 6.40%, 4/01/26	5,000	5,000,100
	Gulf Coast IDA, RB, Citgo Petroleum Corporation Project, AMT, 7.50%, 5/01/25	3,900	3,889,665
	Houston Industrial Development Corp., RB, Senior, Air Cargo, AMT, 6.38%, 1/01/23	1,590	1,274,767
	Houston Texas Airport Systems Revenue, ARB, Refunding, Senior Lien, Series A, 5.50%, 7/01/39	3,100	3,039,643
	Lower Colorado River Authority, RB, Samsung Austin Semiconductor, AMT, 6.95%, 4/01/30	3,330	3,135,328
	Matagorda County Navigation District No. 1, Texas, Refunding RB, Central Power & Light Company Project, Series A, Remarketed, 6.30%, 11/01/29	4,320	4,481,136
	North Texas Tollway Authority, Refunding RB, Toll 2nd Tier, Series F, 6.13%, 1/01/31	12,140	12,231,900
	SA Energy Acquisition Public Facility Corporation, RB, Gas Supply Revenue, 5.50%, 8/01/23	6,955	6,501,951
	SA Energy Acquisition Public Facility Corporation, RB, Gas Supply Revenue, 5.50%, 8/01/25	6,365	5,874,449
	Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.50%, 8/15/39	6,500	5,900,310

			81,811,430

U.S. Virgin Islands - 1.1%	Virgin Islands Public Finance Authority, RB, Senior Secured, Hovensa Refinery, AMT, 6.13%, 7/01/22	6,250	5,973,313

Virginia - 0.6%	James City County EDA, RB, First Mortgage, Williamsburg Lodge, Series A, 5.35%, 9/01/26	1,500	1,091,595
	James City County EDA, RB, First Mortgage, Williamsburg Lodge, Series A, 5.50%, 9/01/34	2,000	1,352,580

BlackRock MuniYield Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Winchester IDA, Virginia, RB, Westminster, Canterbury, Series A, 5.20%, 1/01/27	$1,000	$765,270

			3,209,445

Washington - 0.3%	Vancouver Housing Authority, Washington, RB, Housing, Teal Pointe Apartments Project, AMT, 6.00%, 9/01/22	945	778,661
	Vancouver Housing Authority, Washington, RB, Housing, Teal Pointe Apartments Project, AMT, 6.20%, 9/01/32	1,250	943,975

			1,722,636

Wisconsin - 4.0%	City of Milwaukee Wisconsin, RB, Senior, Air Cargo, AMT, 6.50%, 1/01/25	660	526,574
	State of Wisconsin, RB, Series A, 6.00%, 5/01/36	14,300	15,209,909
	Wisconsin Health & Educational Facilities Authority, RB, Franciscan Sisters Healthcare, 5.00%, 9/01/26	7,425	6,028,061

			21,764,544

Wyoming - 0.9%	Wyoming Community Development Authority, Wyoming, RB, Series 3, AMT, 4.75%, 12/01/37	5,315	4,602,312

	Total Municipal Bonds - 127.4%		694,913,247

	Municipal Bonds Transferred to Tender Option Bond Trusts (e)

Alabama - 0.8%	Alabama Special Care Facilities Financing Authority, Refunding RB, Ascension Health, Senior Credit, Series C2, 5.00%, 11/15/36	4,538	4,374,179

California - 2.2%	California Educational Facilities Authority, RB, University Southern California, Series A, 5.25%, 10/01/39	5,310	5,473,229
	Los Angeles Community College District, California, GO, Election 2001, Series A (FSA), 5.00%, 8/01/32	4,650	4,447,958
	San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	2,154	2,188,946

			12,110,133

Colorado - 2.2%	Colorado Health Facilities Authority, RB, Catholic Health, Series C3 (FSA), 5.10%, 10/01/41	7,490	7,304,473
	Colorado Health Facilities Authority, RB, Catholic Health, Series C7 (FSA), 5.00%, 9/01/36	4,800	4,681,584

			11,986,057

Connecticut - 3.4%	Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T1, 4.70%, 7/01/29	9,130	9,403,444
	Connecticut State Health & Educational Facility Authority, RB, Yale University, Series X3, 4.85%, 7/01/37	9,270	9,367,984

			18,771,428

Georgia - 1.2%	Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	6,398	6,448,739

New Hampshire - 0.8%	New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39	4,048	4,218,237

New York - 0.6%	New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	3,194	3,356,580

BlackRock MuniYield Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value

North Carolina - 4.1%	North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series A, 5.00%, 10/01/41	$18,897	$19,020,724
	North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	3,120	3,157,253

			22,177,977

South Carolina - 3.2%	Charleston Educational Excellence Finance Corporation, RB, Charleston County School (AGC), 5.25%, 12/01/28	7,795	7,937,259
	Charleston Educational Excellence Finance Corporation, RB, Charleston County School (AGC), 5.25%, 12/01/29	6,920	7,012,451
	Charleston Educational Excellence Finance Corporation, RB, Charleston County School (AGC), 5.25%, 12/01/30	2,510	2,534,021

			17,483,731

Tennessee - 2.1%	Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	11,240	11,265,627

Virginia - 10.1%	Fairfax County IDA, Virginia, RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	6,266	6,374,214
	University of Virginia, Refunding RB, 5.00%, 6/01/40	30,930	31,054,029
	Virginia HDA, RB, Series H, Sub-Series H-1 (MBIA), 5.35%, 7/01/31	6,720	6,760,925
	Virginia HDA, RB, Series H, Sub-Series H-1 (MBIA), 5.38%, 7/01/36	10,620	10,832,081

			55,021,249

Washington - 1.0%	Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (FSA), 5.00%, 11/01/32	5,384	5,419,672

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 31.7%		172,633,609

	Total Long-Term Investments (Cost - $930,813,357) - 159.1%		867,546,856

	Short-Term Securities	Shares

	FFI Institutional Tax-Exempt Fund, 0.42% (f)(g)	13,000,000	13,000,000

	Total Short-Term Securities (Cost - $13,000,000) - 2.4%		13,000,000

	Total Investments (Cost - $943,813,357*) - 161.5%		880,546,856
	Other Assets Less Liabilities - 1.1%		6,241,889
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (16.5)%		(90,201,173)
	Preferred Shares, at Redemption Value - (46.1)%		(251,492,249)

	Net Assets Applicable to Common Shares - 100.0%		$545,095,323

BlackRock MuniYield Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$852,685,183

Gross unrealized appreciation	$20,920,082
Gross unrealized depreciation	(83,209,640)

Net unrealized depreciation	$(62,289,558)

(a)	Non-income producing security.

(b)	Issuer filed for bankruptcy and/or is in default of interest payments.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represents a zero coupon bond. Rate shown reflects the current yield as of report date.

(e)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(f)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	10,894,968	$9,049

(g)	Represents the current yield as of report date.

BlackRock MuniYield Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$13,000,000
Level 2 - Long-Term Investments[1]	867,546,856
Level 3	—

Total	$880,546,856

[1] See above Schedule of Investments for values in each state or political classifications.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniYield Fund, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Fund, Inc.

Date: September 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Fund, Inc.

Date: September 22, 2009